Financing (Tables)	12 Months Ended
Dec. 31, 2018
Financing
Schedule of loans and financing

			Annual average
			interest Rate
		Index	on 12/31/2018	Maturity	12/31/2018	12/31/2017
Property, plant and equipment:
BNDES - Finem	(a) (b)	Fixed rate /TJLP	7.18%	2019 to 2030	333,289	339,798
BNDES - Finem	(b)	Currency basket / US$	7.13%	2019 to 2022	161,517	165,125
BNDES - Finame	(a)	Fixed rate /TJLP	5.08%	2018 to 2024	2,980	4,708
FNE - BNB	(b)	Fixed rate	6.46%	2024 to 2026	217,014	244,452
FINEP	(b)	Fixed rate	4.00%	2020	12,860	20,577
Financial lease		CDI/US$	—	2019 to 2022	18,225	19,686
Export Credit Agency - ECA	(b) (c)	US$/LIBOR	4.13% %	2022	797,074	864,761
					1,542,959	1,659,107
Working capital:
Export financing		US$/LIBOR	4.27%	2021 a 2022	2,171,390	844,388
Export credit note	(f)	CDI	6.69%	2019 a 2026	3,799,257	2,907,200
Senior Notes	(d)	US$/Fixed rate	6.28%	2021 a 2047	11,406,027	4,730,800
Trade notes discount-Vendor		—	—	—	—	33,363
Syndicated Loan	(e)	US$/LIBOR	3.95%	2023	11,825,134	1,986,691
Fund of Investments in Receivables	(h)	—	—	2019	22,054	24,665
Rural Producer Certificate	(g)	CDI	7.43%	2026	279,838	—
Other		—	—	2019 a 2025	27,397	5,642
					29,531,097	10,532,749

					31,074,056	12,191,856

Current Portion (includes interest payments)					3,425,399	2,115,067
Non-current Porties					27,648,657	10,076,789

Non-current loans and financing mature as follows:

2019					—	2,122,767
2020					2,229,429	2,599,279
2021					2,595,525	1,121,216
2022					3,259,465	123,745
2023					7,481,430	53,160
2024					39,960	34,084
2025					792,508	4,022,538
2026 onwards					11,250,340	—
					27,648,657	10,076,789
(a)

Transaction subject to Long-term Interest Rate (“TJLP”) published by the Central Bank of Brazil. If the index rate exceed 6% p.a., the exceeding portion is included within the principal and subject to the interest.

(b)

Loans and financing are secured, depending on the agreement, by (i) plant mortgages; (ii) rural properties; (iii) fiduciary sale of the asset being financed; (iv) guarantee from shareholders and (v) bank guarantee.

(c)

In order to finance the importation of equipment for the production of pulp at the plant located in Maranhão, Suzano obtained financing in the approximate amount of US$ 535 million, with a term of up to 9.5 years, guaranteed by Finnvera and EKN ("Export Credit Agency"). These agreements establish clauses related to the maintenance of certain levels of leverage, which are checked for compliance twice a year (June and December). To date, the Company has complied with all covenants established in the contracts: consolidated net debt / consolidated EBITDA ratio of less than 2.85 and consolidated EBITDA / net interest expense greater than 2.0.

(d)

In March 2017, Suzano Austria issued Senior Notes in the amount of US$ 300 million maturing in March 2047, with semiannual interest payment of 7.00% per annum and final return for investors of 7.38% per year. Additionally. In the last quarter of 2017, Suzano through its subsidiary Suzano Trading, repurchased Senior Notes in the amount of (i) US$ 456 million and, through Suzano Austria, reopened Senior Notes issues in the amount of US$ 200 million, with maturity in July 2026, and interest corresponding to 4.62% per annum, to be paid semi-annually in January and July, and (ii) US$ 200 million maturing in March 2047, with interest corresponding to 6.30% per annum, to be paid semi-annually in the months of March and September. In September 2018, a new issue of US$ 1.0 billion of Senior Notes with interest of 6% per annum and maturing in 2029 (Note 1.1 a) (iii) was issued. In November 2018 Suzano Austria reopened the issue of Senior Notes maturing in March 2047 in the amount of US$ 500 million, with interest corresponding to 6.85% per annum, to be paid semi-annually in March and September.

(e)

In February 2018, the Company, through its subsidiary Suzano Europa, contracted a syndicated loan in the amount of US$ 750 million, with payment of quarterly interest and amortization of the principal between February 2021 and February 2023 (Note 1.1 a) x)).

(f)	In the third quarter of 2018, two Export Credit Notes were contracted, amount of R$ 1.3 billion, indexed to CDI and maturing in 2026.
(g)	In the third quarter of 2018, a Rural Financial Producer Certificate was contracted, amount of R$ 275 million, indexed to CDI and maturing in 2026.
(h)	See Note 7.1 (a).

Schedule of changes in loans and financing

Balances on December 31, 2016	14,012,779
Funding	2,561,954
Exchange variation	81,849
Settlement of principal	(4,533,736)
Settlement of interest	(1,025,117)
Interest expenses and other costs	1,041,995
Transaction costs and other costs (a)	52,132
Balances on December 31, 2017	12,191,856
Funding	20,964,722
Addition from acquisition of subsidiaries	79,923
Exchange variation	1,457,989
Settlement of principal	(3,738,577)
Settlement of interest	(669,088)
Interest expenses and other costs	873,344
Transaction costs and other costs (a)	(86,113)
Balances on December 31, 2018	31,074,056
(a)	Includes, in addition to the funding and amortization costs, goodwill and negative goodwill on the issuance of debt.

Schedule of debentures

			12/31/2018
		Issuance			Current and		Annual rate of
Issue	Serie	amount	Current	Non-current	Non-current	Index	interest	Due date
6ª	Single	4,681,100	1,297	4,662,156	4,663,453	CDI	112.50%	6/29/2026
		Total	1,297	4,662,156	4,663,453

Schedule of transaction costs and premiums of securities issues

			Balance to be amortized
Nature	Total cost	Amortization	12/31/2018	12/31/2017

Senior Notes	134,754	(67,565)	67,189	27,280
NCE	77,457	(57,262)	20,195	23,076
Import (ECA)	101,811	(85,576)	16,235	26,386
Syndicated Loan	57,467	(26,915)	30,552	6,479
Debentures	20,295	(1,351)	18,944	—
Other	7,728	(4,540)	3,188	2,424
Total	399,512	(243,209)	156,303	85,645

Summary of finance leases

	12/31/2018	12/31/2017

Machinery and equipment	108,160	108,160
(-) Accumulated depreciation	(101,318)	(99,452)

Property, plant and equipment, net	6,842	8,708

Present value of mandatory installments (financing):

Less than 1 year	5,608	4,632
From 1 to 5 years	12,617	15,054

Total present value of mandatory installments (financing)	18,225	19,686

Financial charges to be recognized in the future	2,115	2,770

Total mandatory installments at the expiration of agreements	20,340	22,456

Summary of operating leases

Monthly
installment
Description	amount	Index	Maturity
Administrative offices and deposits	1 to 1,163	IGP-M(a) and IPCA(b)/IBGE(c)	01/2019 to 01/2024
Call center and licenses	1 to 120	IGP-DI(d)	01/2029
Land	182 to 2,047	IGP-M, IPCA/IBGE and others	01/2019 to 06/2046
(a)	General market price index calculated by the Getúlio Vargas Foundation (IGP-M)
(b)	Broad Consumer Price Index (IPCA)
(c)	Brazilian Institute of Geography and Statistics (IBGE)
(d)	General prices Index - Internal Availability (IGP-DI)

Schedule of minimum payments of maturing operating leases

12/31/2018

Less than 1 year	181,903
From 1 year to 3 years	484,200
From 3 years to 5 years	258,018
More than 5 years	524,120
Total installments due	1,448,241